Expense Example {- Fidelity Preferred Securities & Income ETF} - 10.31 Fidelity Preferred Securities & Income ETF Pro-02 - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189